Consolidated VIEs and Noncontrolling Interests - 424 Fifth Venture (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 29, 2020
Variable Interest Entity [Line Items]
Impairment loss		$ 0	$ 120,273	$ 2,559
424 Fifth Venture
Variable Interest Entity [Line Items]
Payment to subsidiary	$ 128,000
Return of capital from subsidiary	$ 272,200
Master lease term	20 years
Lease guarantees	$ 1,200,000
Escrow deposit	200,000
Reimbursement income		68,900	61,600
Real Estate Investment Held by 424 Fifth Venture
Variable Interest Entity [Line Items]
Impairment loss			$ 53,700
424 Fifth Venture
Variable Interest Entity [Line Items]
Proceeds from sale of real estate	978,100
Proceeds from sale of land	356,500
Proceeds from sale of construction in progress	653,800
Proceeds from sale of real estate, net of holdbacks	930,200
Sale of real estate, holdbacks	15,000
Sale of real estate, holdbacks received		$ 10,000
Payments to noncontrolling interests	315,000
Payments to noncontrolling interests, return of capital	$ 42,800
424 Fifth Venture
Variable Interest Entity [Line Items]
Ownership percentage					17.20%
424 Fifth Venture | WPI Fund
Variable Interest Entity [Line Items]
Ownership percentage					44.80%
424 Fifth Venture | Another Investor
Variable Interest Entity [Line Items]
Ownership percentage					38.00%